Distribution Date:	11/18/25	Wells Fargo Commercial Mortgage Trust 2015-C31
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989WAP2	1.679000%	38,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989WAQ0	2.309000%	20,290,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989WAR8	3.427000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989WAS6	3.695000%	366,122,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989WAT4	3.487000%	67,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989WAU1	4.049000%	49,425,000.00	15,732,094.17	15,732,094.17	53,082.71	0.00	0.00	15,785,176.88	0.00	0.00%	25.00%
B	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	60,544,000.00	226,131.84	0.00	0.00	60,770,131.84	0.00	0.00%	18.88%
C	94989WAZ0	4.902939%	46,953,000.00	46,953,000.00	15,878,323.18	191,839.75	0.00	0.00	16,070,162.93	31,074,676.82	80.54%	14.13%
D	94989WBB2	3.852000%	56,838,000.00	56,838,000.00	0.00	182,449.98	0.00	0.00	182,449.98	56,838,000.00	44.94%	8.38%
E	94989WAD9	4.902939%	24,712,000.00	24,712,000.00	0.00	82,930.25	0.00	0.00	82,930.25	24,712,000.00	29.46%	5.88%
F	94989WAF4	4.902939%	11,120,000.00	11,120,000.00	0.00	0.00	0.00	0.00	0.00	11,120,000.00	22.49%	4.75%
G	94989WAH0	4.902939%	46,953,380.00	35,911,570.92	0.00	0.00	0.00	0.00	0.00	35,911,570.92	0.00%	0.00%
R	94989WAM9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,481,381.00	251,810,665.09	92,154,417.35	736,434.53	0.00	0.00	92,890,851.88	159,656,247.74

X-A	94989WAV9	0.853939%	741,361,000.00	15,732,094.17	0.00	11,195.21	0.00	0.00	11,195.21	0.00
X-B	94989WAW7	0.420939%	60,544,000.00	60,544,000.00	0.00	21,237.78	0.00	0.00	21,237.78	0.00
X-D	94989WAX5	1.050939%	56,838,000.00	56,838,000.00	0.00	49,777.73	0.00	0.00	49,777.73	56,838,000.00
Notional SubTotal			858,743,000.00	133,114,094.17	0.00	82,210.72	0.00	0.00	82,210.72	56,838,000.00

Deal Distribution Total					92,154,417.35	818,645.25	0.00	0.00	92,973,062.60

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989WAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989WAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989WAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989WAU1	318.30236055	318.30236055	1.07400526	0.00000000	0.00000000	0.00000000	0.00000000	319.37636581	0.00000000
B	94989WAY3	1,000.00000000	1,000.00000000	3.73500000	0.00000000	0.00000000	0.00000000	0.00000000	1,003.73500000	0.00000000
C	94989WAZ0	1,000.00000000	338.17483824	4.08578259	0.00000000	0.00000000	0.00000000	0.00000000	342.26062083	661.82516176
D	94989WBB2	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
E	94989WAD9	1,000.00000000	0.00000000	3.35586962	0.72991300	5.31971431	0.00000000	0.00000000	3.35586962	1,000.00000000
F	94989WAF4	1,000.00000000	0.00000000	0.00000000	4.08578237	31.58337050	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989WAH0	764.83462788	0.00000000	0.00000000	3.12494798	84.78613425	0.00000000	0.00000000	0.00000000	764.83462788
R	94989WAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989WAV9	21.22055810	0.00000000	0.01510089	0.00000000	0.00000000	0.00000000	0.00000000	0.01510089	0.00000000
X-B	94989WAW7	1,000.00000000	0.00000000	0.35078257	0.00000000	0.00000000	0.00000000	0.00000000	0.35078257	0.00000000
X-D	94989WAX5	1,000.00000000	0.00000000	0.87578258	0.00000000	0.00000000	0.00000000	0.00000000	0.87578258	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/25 - 10/30/25	30	0.00	11,195.21	0.00	11,195.21	0.00	0.00	0.00	11,195.21	0.00
X-B	10/01/25 - 10/30/25	30	0.00	21,237.78	0.00	21,237.78	0.00	0.00	0.00	21,237.78	0.00
X-D	10/01/25 - 10/30/25	30	0.00	49,777.73	0.00	49,777.73	0.00	0.00	0.00	49,777.73	0.00
A-S	10/01/25 - 10/30/25	30	0.00	53,082.71	0.00	53,082.71	0.00	0.00	0.00	53,082.71	0.00
B	10/01/25 - 10/30/25	30	0.00	226,131.84	0.00	226,131.84	0.00	0.00	0.00	226,131.84	0.00
C	10/01/25 - 10/30/25	30	0.00	191,839.75	0.00	191,839.75	0.00	0.00	0.00	191,839.75	0.00
D	10/01/25 - 10/30/25	30	0.00	182,449.98	0.00	182,449.98	0.00	0.00	0.00	182,449.98	0.00
E	10/01/25 - 10/30/25	30	113,423.17	100,967.86	0.00	100,967.86	18,037.61	0.00	0.00	82,930.25	131,460.78
F	10/01/25 - 10/30/25	30	305,773.18	45,433.90	0.00	45,433.90	45,433.90	0.00	0.00	0.00	351,207.08
G	10/01/25 - 10/30/25	30	3,834,268.71	146,726.87	0.00	146,726.87	146,726.87	0.00	0.00	0.00	3,980,995.58
Totals			4,253,465.06	1,028,843.63	0.00	1,028,843.63	210,198.38	0.00	0.00	818,645.25	4,463,663.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989WAU1	4.049000%	49,425,000.00	15,732,094.17	15,732,094.17	53,082.71	0.00	0.00	15,785,176.88	0.00
A-S (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	60,544,000.00	226,131.84	0.00	0.00	60,770,131.84	0.00
B (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989WAZ0	4.902939%	46,953,000.00	46,953,000.00	15,878,323.18	191,839.75	0.00	0.00	16,070,162.93	31,074,676.82
C (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,922,000.03	123,229,094.17	92,154,417.35	471,054.30	0.00	0.00	92,625,471.65	31,074,676.82

Exchangeable Certificate Details
PEX	94989WBA4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989WBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	92,973,062.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,002,568.41	Master Servicing Fee	3,038.99
Interest Reductions due to Nonrecoverability Determination	(184,062.50)	Certificate Administrator Fee	736.28
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	105.14
ARD Interest	0.00	Trust Advisor Fee	527.80
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	818,505.91	Total Fees	4,618.22

Principal		Expenses/Reimbursements
Scheduled Principal	92,154,417.35	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(5,043.35)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	285.81
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	92,154,417.35	Total Expenses/Reimbursements	(4,757.54)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	818,645.25
Excess Liquidation Proceeds	0.00	Principal Distribution	92,154,417.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	92,973,062.60
Total Funds Collected	92,972,923.26	Total Funds Distributed	92,972,923.28

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	244,202,044.33	244,202,044.33	Beginning Certificate Balance	251,810,665.09
(-) Scheduled Principal Collections	92,154,417.35	92,154,417.35	(-) Principal Distributions	92,154,417.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	152,047,626.98	152,047,626.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	244,339,659.88	244,339,659.88	Ending Certificate Balance	159,656,247.74
Ending Actual Collateral Balance	152,157,971.95	152,157,971.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	7,608,620.76
Beginning Cumulative Advances	0.00	7,608,620.76	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	7,608,620.76
Ending Cumulative Advances	0.00	7,608,620.76	Net WAC Rate	4.90%
			UC / (OC) Interest	31,087.17
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,009,432.57	0.66%	0	5.0000	2.787600	1.30 or less	3	115,391,753.68	75.89%	(2)	4.7788	0.213605
2,000,001 to 3,000,000	3	8,461,103.48	5.56%	3	4.7388	1.866917	1.31 to 1.40	1	3,960,261.12	2.60%	(2)	4.6300	1.376000
3,000,001 to 4,000,000	2	7,660,506.27	5.04%	(1)	4.6735	1.455796	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	2	8,531,617.31	5.61%	(1)	4.7269	2.850913	1.51 to 1.60	3	10,568,055.72	6.95%	2	4.7078	1.566627
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	2,944,577.03	1.94%	0	4.5500	1.650700
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	10,993,213.67	7.23%	(1)	4.3500	1.910300
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	10,993,213.67	7.23%	(1)	4.3500	1.910300	2.26 or greater	3	8,189,765.76	5.39%	(1)	4.8581	3.323536
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
20,000,001 to 30,000,000	1	21,266,753.68	13.99%	(4)	4.3520	1.246500
30,000,001 to 50,000,000	2	94,125,000.00	61.90%	(1)	4.8753	(0.019769)
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	45,000,000.00	29.60%	(2)	4.7500	(0.544500)
							Lodging	3	57,254,864.78	37.66%	(1)	4.9540	0.805446
Indiana	1	2,944,577.03	1.94%	0	4.5500	1.650700
							Mobile Home Park	1	1,009,432.57	0.66%	0	5.0000	2.787600
Louisiana	1	1,009,432.57	0.66%	0	5.0000	2.787600
							Office	1	45,000,000.00	29.60%	(2)	4.7500	(0.544500)
Maryland	1	2,765,812.89	1.82%	10	4.7000	1.555300
							Retail	6	45,838,752.60	30.15%	(2)	4.4655	1.536821
Michigan	1	3,960,261.12	2.60%	(2)	4.6300	1.376000
							Self Storage	1	2,944,577.03	1.94%	0	4.5500	1.650700
New Jersey	1	49,125,000.00	32.31%	(1)	4.9900	0.460900
							Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
New York	1	2,750,713.56	1.81%	(1)	4.9800	2.411700

Oregon	1	4,429,619.63	2.91%	(1)	4.7500	4.011900

Tennessee	1	3,700,245.15	2.43%	0	4.7200	1.541200

Virginia	2	25,368,751.36	16.68%	(4)	4.4086	1.303206

Washington	1	10,993,213.67	7.23%	(1)	4.3500	1.910300

Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	32,259,967.35	21.22%	(3)	4.3513	1.472703	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	66,902,513.50	44.00%	(1)	4.7274	0.300958	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	52,885,146.13	34.78%	(1)	4.9897	0.606777	49 months or greater	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	152,047,626.98	100.00%	(1)	4.7388	0.655937	Interest Only	1	45,000,000.00	29.60%	(2)	4.7500	(0.544500)
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	107,047,626.98	70.40%	(1)	4.7341	1.160569
	Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	11	107,047,626.98	70.40%	(1)	4.7341	1.160569
	13 to 24 months	1	45,000,000.00	29.60%	(2)	4.7500	(0.544500)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	152,047,626.98	100.00%	(1)	4.7388	0.655937
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	300571422	LO	Weehawken	NJ	Actual/360	4.990%	211,087.40	0.00	0.00	N/A	10/06/25	10/06/27	49,125,000.00	49,125,000.00	11/06/25
3	310930962	OF	Hartford	CT	Actual/360	4.750%	0.00	0.00	0.00	N/A	09/11/25	--	45,000,000.00	45,000,000.00	07/11/25
7	304880007	RT	Newport News	VA	Actual/360	4.352%	79,897.15	53,050.05	0.00	N/A	07/05/25	--	21,319,803.73	21,266,753.68	11/05/25
11	304880011	RT	Moscow	ID	Actual/360	4.890%	83,994.17	19,947,160.10	0.00	N/A	11/01/25	--	19,947,160.10	0.00	11/01/25
13	416000217	Various Various		Various	Actual/360	4.695%	77,504.85	19,170,528.15	0.00	N/A	11/01/25	--	19,170,528.15	0.00	11/01/25
14	310930274	RT	Lawton	OK	Actual/360	4.540%	63,159.32	16,155,575.12	0.00	N/A	10/11/25	--	16,155,575.12	0.00	11/11/25
18	304880018	Various Various		Various	Actual/360	5.580%	57,959.80	12,062,394.28	0.00	N/A	11/01/25	--	12,062,394.28	0.00	11/01/25
19	310928801	RT	North Bend	WA	Actual/360	4.350%	41,279.59	26,920.63	0.00	N/A	10/11/25	--	11,020,134.30	10,993,213.67	09/11/25
47	304880047	RT	Portsmouth	VA	Actual/360	4.560%	20,408.86	5,197,501.57	0.00	N/A	11/01/25	--	5,197,501.57	0.00	11/01/25
50	300571419	LO	La Grande	OR	Actual/360	4.750%	18,183.91	16,023.13	0.00	N/A	10/06/25	--	4,445,642.76	4,429,619.63	09/06/25
56	304880056	OF	Memphis	TN	Actual/360	4.780%	18,889.35	4,589,126.58	0.00	N/A	11/01/25	--	4,589,126.58	0.00	11/01/25
57	303161031	RT	Norfolk	VA	Actual/360	4.702%	16,647.43	9,549.85	0.00	N/A	10/01/25	--	4,111,547.53	4,101,997.68	11/01/25
58	300571409	RT	Atlantic Beach	FL	Actual/360	4.320%	18,600.00	5,000,000.00	0.00	N/A	10/06/25	--	5,000,000.00	0.00	11/06/25
59	304880059	LO	Smyrna	TN	Actual/360	4.720%	15,093.60	13,326.06	0.00	N/A	11/01/25	--	3,713,571.21	3,700,245.15	10/01/25
60	410931060	RT	Farmington Hills	MI	Actual/360	4.630%	15,826.74	9,380.76	0.00	N/A	09/11/25	--	3,969,641.88	3,960,261.12	10/11/25
64	304880064	SS	Beaumont	TX	Actual/360	4.710%	16,082.61	3,965,303.22	0.00	N/A	11/05/25	--	3,965,303.22	0.00	11/05/25
66	410928657	RT	Darnestown	MD	Actual/360	4.700%	11,265.46	17,691.86	0.00	N/A	09/11/26	--	2,783,504.75	2,765,812.89	11/11/25
79	304880079	SS	LaPorte	IN	Actual/360	4.550%	11,558.82	5,565.77	0.00	N/A	11/01/25	--	2,950,142.80	2,944,577.03	11/01/25
80	416000214	OF	Lakewood	CO	Actual/360	4.810%	11,091.61	2,677,875.42	0.00	N/A	11/01/25	--	2,677,875.42	0.00	11/01/25
81	304880081	RT	Getzville	NY	Actual/360	4.980%	11,820.32	5,677.73	0.00	N/A	10/01/25	--	2,756,391.29	2,750,713.56	11/01/25
89	304880089	MH	Forney	TX	Actual/360	4.950%	8,284.58	1,943,595.40	0.00	N/A	11/01/25	--	1,943,595.40	0.00	11/01/25
97	304880097	MH	Norton Shores	MI	Actual/360	4.980%	5,508.97	1,284,641.07	0.00	N/A	11/01/25	--	1,284,641.07	0.00	11/01/25
100	304880100	MH	River Ridge	LA	Actual/360	5.000%	4,361.37	3,530.60	0.00	N/A	11/01/25	--	1,012,963.17	1,009,432.57	11/01/25
Totals							818,505.91	92,154,417.35	0.00				244,202,044.33	152,047,626.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,148,125.00	2,991,590.00	07/01/24	06/30/25	07/11/25	0.00	2,097,367.76	0.00	0.00	0.00	0.00
3	5,357,732.00	(503,171.81)	01/01/24	09/30/24	09/11/25	17,916,920.68	0.00	(474.69)	545,675.00	2,196,797.60	0.00
7	0.00	2,042,118.00	01/01/25	03/31/25	09/11/25	3,438,515.62	0.00	0.00	0.00	0.00	0.00
11	2,277,354.34	1,167,491.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,807,393.51	455,651.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,615,617.48	1,015,025.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,402,480.00	1,194,587.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,514,929.47	807,677.38	01/01/25	06/30/25	--	0.00	0.00	68,083.97	136,306.96	0.00	0.00
47	641,771.00	474,678.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,773,706.47	0.00	--	--	--	0.00	0.00	34,160.14	68,376.35	4,555.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	518,948.40	267,145.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,394,862.28	846,944.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	439,978.36	596,691.56	07/01/24	06/30/25	--	0.00	0.00	28,403.67	28,403.67	0.00	0.00
60	456,159.11	229,433.74	01/01/25	06/30/25	--	0.00	0.00	25,190.41	25,190.41	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	549,128.25	411,845.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
79	344,707.90	261,501.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	331,187.38	136,888.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
81	490,376.67	273,858.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	259,134.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	291,261.00	200,585.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	27,614,852.72	12,870,542.95				21,355,436.30	2,097,367.76	155,363.51	803,952.39	2,201,352.60	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	1	49,125,000.00	0	0.00	1	49,125,000.00	0	0.00	0	0.00	4.738841%	4.530102%	(1)
10/20/25	0	0.00	0	0.00	0	0.00	1	49,125,000.00	0	0.00	0	0.00	0	0.00	4	66,540,194.56	4.767663%	4.626594%	0
09/17/25	0	0.00	0	0.00	1	58,355,173.64	1	58,355,173.64	0	0.00	0	0.00	0	0.00	13	90,894,932.69	4.662995%	4.567990%	1
08/15/25	0	0.00	0	0.00	1	58,425,847.40	1	58,425,847.40	0	0.00	0	0.00	0	0.00	2	9,563,749.48	4.640326%	4.561040%	2
07/17/25	0	0.00	0	0.00	1	58,496,218.78	1	58,496,218.78	0	0.00	0	0.00	0	0.00	5	50,140,166.88	4.642308%	4.567812%	3
06/17/25	0	0.00	0	0.00	1	58,574,373.39	1	58,574,373.39	0	0.00	0	0.00	0	0.00	4	18,375,407.90	4.650624%	4.584759%	4
05/16/25	0	0.00	0	0.00	2	103,644,109.29	1	58,644,109.29	0	0.00	0	0.00	0	0.00	0	0.00	4.653865%	4.589921%	5
04/17/25	0	0.00	1	45,000,000.00	1	58,721,651.47	1	58,721,651.47	0	0.00	0	0.00	0	0.00	0	0.00	4.654003%	4.590082%	6
03/17/25	1	45,000,000.00	0	0.00	1	58,790,757.23	1	58,790,757.23	0	0.00	0	0.00	0	0.00	0	0.00	4.608054%	4.556178%	6
02/18/25	0	0.00	0	0.00	1	58,883,948.46	1	58,883,948.46	0	0.00	0	0.00	0	0.00	0	0.00	4.608261%	4.556406%	7
01/17/25	0	0.00	0	0.00	2	103,952,359.82	1	58,952,359.82	0	0.00	0	0.00	0	0.00	0	0.00	4.608432%	4.556596%	8
12/17/24	0	0.00	0	0.00	2	104,020,478.48	1	59,020,478.48	0	0.00	0	0.00	0	0.00	0	0.00	4.608601%	4.558544%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	310930962	07/11/25	3	5	(474.69)	545,675.00	2,228,380.48		45,000,000.00	10/11/23	13
19	310928801	09/11/25	1	5	68,083.97	136,306.96	0.00		11,048,284.49
50	300571419	09/06/25	1	5	34,160.14	68,376.35	4,555.00		4,462,186.96
59	304880059	10/01/25	0	5	28,403.67	28,403.67	0.00		3,713,571.21
60	410931060	10/11/25	0	5	25,190.41	25,190.41	0.00		3,969,641.87
Totals					155,363.51	803,952.39	2,232,935.48		68,193,684.53
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		100,156,814	32,073,475	68,083,340		0
0 - 6 Months		0	0	0		0
7 - 12 Months		2,765,813	2,765,813	0		0
13 - 24 Months		49,125,000	0	0		49,125,000
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	152,047,627	91,624,794	15,422,833	0	45,000,000	0
Oct-25	244,202,044	146,260,888	52,941,156	0	45,000,000	0
Sep-25	413,638,250	307,429,048	0	2,854,028	103,355,174	0
Aug-25	538,834,656	480,408,808	0	0	58,425,847	0
Jul-25	589,286,090	509,309,548	0	0	79,976,542	0
Jun-25	689,707,005	631,132,632	0	0	58,574,373	0
May-25	716,456,014	612,811,904	0	0	103,644,109	0
Apr-25	717,715,121	613,993,469	0	45,000,000	58,721,651	0
Mar-25	813,979,513	710,188,756	45,000,000	0	58,790,757	0
Feb-25	815,442,710	756,558,761	0	0	58,883,948	0
Jan-25	816,659,373	712,707,013	0	0	103,952,360	0
Dec-24	817,871,108	713,850,630	0	0	104,020,478	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300571422	49,125,000.00	49,125,000.00	71,700,000.00	11/04/25	1,865,546.00	0.46090	06/30/25	10/06/25	239
3	310930962	45,000,000.00	45,000,000.00	56,000,000.00	04/23/25	(1,559,344.81)	(0.54450)	09/30/24	09/11/25	I/O
7	304880007	21,266,753.68	21,266,753.68	69,600,000.00	07/22/25	1,791,348.50	1.24650	03/31/25	07/05/25	235
Totals		115,391,753.68	115,391,753.68	197,300,000.00		2,097,549.69

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300571422	LO	NJ	01/06/21	9

11/1/2025 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default as the Borrower was past due for its 11/6/2020 payment. Sponsor would no longer support the hotel but cooperated with the appointment of a receiver.

Consensual f oreclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market but listed for sale again in June 2024. $65.5 million property sale / loan assumption was completed in August 2025. The lender anticipated returning the loan back to Master Servicer in Nov. 2025 but due to certain ongoing property tax appeal covering the period prior to th e sale, the receivership may be extended by another ~3 months with subsequent Return to Master projected by Feb. 2026. The loan is current on its loan payment.

3	310930962	OF	CT	10/11/23	13

11.5.2025: The loan transferred to special servicing (SS) on 10.11.2023 due to imminent monetary default; stemming from primary tenant, United Healthcare (UHC), significantly reducing their footprint at the project and overall occupancy deterioration at t he property, resulting in low DSC. Cash management with a full cash flow sweep was activated back on 5.26.2022, following UHC's downsizing related to their 6th lease amendment. The collateral is represented via a first lien position in the fee intere st in an 884,366 SF, 38-story, Class A, CBD office building known as the United Healthcare Building (formerly known as CityPlace I) and located at 185 Asylum Street in Hartford, Connecticut and constructed in 1983.

A pre-Negotiation Letter was executed on 10.19.2023. With Lender and Borrower unable to come to terms with a mutually agreeable resolution path, the Borrower consented to Lender's enforcement action.
7	304880007	RT	VA	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

Borrower have now closed the forbearance. Continuing to monitor performance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300571422	0.00	4.99000%	0.00	4.99000%	9	08/15/25	08/15/25	--
7	304880007	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
7	304880007	0.00	4.35200%	0.00	4.35200%	10	09/19/25	03/28/24	--
11	304880011	22,184,344.89	4.89000%	22,184,344.89	4.89000%	10	06/01/20	06/01/20	07/13/20
14	310930274	18,207,453.54	4.54000%	18,207,453.54	4.54000%	10	06/10/20	06/11/20	08/11/20
22	300571411	11,955,170.73	4.82000%	11,955,170.73	4.82000%	10	07/16/20	05/06/20	09/11/20
29	304880029	8,927,689.79	4.98000%	8,927,689.79	4.98000%	10	05/01/20	05/01/20	07/13/20
61	300571399	4,741,799.47	4.84000%	4,741,799.47	4.84000%	10	06/05/20	06/06/20	07/13/20
Totals		66,016,458.42		66,016,458.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161033 07/15/22	10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/25	41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97
23	303161033	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	10,575.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	184,062.50	0.00	0.00	0.00	0.00
7	0.00	0.00	(25,306.37)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	285.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(5,043.35)	0.00	285.81	0.00	0.00	184,062.50	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		179,304.96

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27